PRINCIPAL ACTIVITIES AND ORGANIZATION - COMPANY'S PRINCIPAL CONSOLIDATED VIE (Details)	12 Months Ended
Dec. 31, 2019
Yunji Sharing Technology Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Mar. 05, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Jishang Network Technology Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Apr. 29, 2015
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce and procurement
Zhejiang Yunji Preferred E-Commerce Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Jishang Preferred E-Commerce Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Apr. 22, 2016
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce and procurement
Zhejiang Jixiang E-commerce Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce